SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Summary of Number and weighted-average exercise prices of share options

2019 ESOP:	2023		2022		2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	options	exercise price	options	exercise price	options	exercise price
Outstanding at January 1	2,897,801	EUR 23.60	2,724,970	EUR 23.60	2,143,105	EUR 23.60
Granted during the year	558,816	EUR 23.60	201,636	EUR 23.60	1,244,384	EUR 23.60
Forfeited during the year	—	—	(28,805)	EUR 23.60	(662,519)	EUR 23.60
Exercised during the year	—	—	—	—	—	—

Outstanding at December 31	3,456,617	EUR 27.92	2,897,801	EUR 23.60	2,724,970	EUR 23.60
Exercisable at December 31	—	—	—	—	—	—

2023 ESOP:	2023
		Weighted average
	Number of options	exercise price
Outstanding at January 1	—	—
Granted during the year	1,036,992	EUR 32.20
Forfeited during the year	(11,522)	EUR 32.20
Exercised during the year	—	—

Outstanding at December 31	1,025,470	EUR 35.79
Exercisable at December 31	—	—

Summary of fair value of option granted

2019 ESOP:	Equity-settled awards			Cash-settled awards
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2023	December 31, 2022	December 31, 2021

	Fair value at grant dates:			Remeasured fair value at period end dates:
Time vested options	EUR 23.13 - 27.84	EUR 18.88 - 22.94	EUR 8.10 - 14.03	EUR 25.41 - 35.75	EUR 22.22 - 22.87	EUR 18.25 - 18.43
Brand performance based options	EUR 22.08 - 22.86	EUR 18.32 - 22.02	EUR 7.94 - 13.67	EUR 25.03 - 36.54	EUR 22.22	EUR 18.25
Group performance based options	EUR 7.74 - 10.75	EUR 8.72 - 10.91	EUR 2.82 - 5.84	EUR 24.55 - 24.97	EUR 11.01	EUR 8.89
Fair value of underlying share at measurement dates	EUR 41.24 - 46.63	EUR 37.63 - 41.24	EUR 23.92 - 32.08	EUR 57.00	EUR 41.24	EUR 37.63
Exercise price	EUR 23.60	EUR 23.60	EUR 23.60	EUR 23.60 - EUR 34.40	EUR 23.60	EUR 23.60
Expected volatility	40.3% - 45.5%	39.0% - 45.5%	37.8% - 40.1%	40.0% - 44.0%	41.8% - 45.7%	38.9% - 41.1%
Expected life	1.75 - 6.00 years	3.05 - 6.00 years	4.18 - 6.00 years	1.25 - 4.25 years	3.00 - 5.25 years	4.00 - 5.39 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate	2.3% - 3.2%	0.3% - 2.0%	0%	2.0% - 2.9%	2.5%	0%

2023 ESOP:	Equity-settled awards	Cash-settled awards
	December 31, 2023	December 31, 2023
	Fair value at grant dates:	Remeasured fair value at period end dates:
Time vested options	EUR18.29 - 21.39	EUR 21.79
Brand performance based options	EUR17.08 - 17.51	EUR 18.68 - 24.54
Group performance based options	EUR 5.78 - 8.82	—
Fair value of underlying share at measurement dates	EUR 42.71 - 46.63	EUR 57.00
Exercise price	EUR 32.20	EUR 43.00
Expected volatility	40.3% - 44.0%	40.0% - 42.7%
Expected life	1.63 - 4.00 years	1.25 - 3.27 years
Expected dividends	0	0
Risk-free interest rate	2.3% - 3.2%	2.2% - 2.9%

Summary of Expense recognized from share based payment transactions

USD million	2023	2022	2021
Equity-settled awards	10.7	—	—
Cash-settled awards	35.3	—	—
Total	46.0	—	—